UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           ---------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           ---------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              11/12/2001
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            45
                                              ------------

Form  13F  Information  Table  Value  Total:  $    175,476
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 13443675  167920          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 10457218  281108          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    9590130  355190          Sole    none        x      0    0
AMERICAN HOME PRODS CORP       COMMON           26609107   9558534  164095          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   9511488  202200          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  9072319  355220          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  8984007  134895          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8912021  183753          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7967421  160958          Sole    none        x      0    0
MBIA INC.                      COMMON           55262C100  7393000  147860          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  6972431  341117          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6672640  166400          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6670725  153350          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  5913320  117678          Sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5832466  120780          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  4915980  105720          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4828950  114975          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4326648   94675          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  3756134   73405          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  3235440  158600          Sole    none        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103  2946892  183607          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2856159  153392          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   2740680   82800          Sole    none        x      0    0
CISCO                          COMMON           17275R102  2473149  203050          Sole    none        x      0    0
CORNING INC.                   COMMON           219350105  2080770  235915          Sole    none        x      0    0
WORLDCOM                       COMMON           55268B106  1836880  122133          Sole    none        x      0    0
SARA LEE CORP                  COMMON           803111103  1801639   84584          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1748200   89422          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1517215   38508          Sole    none        x      0    0
EMC                            COMMON           268648102  1426450  121400          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    677586    8687          Sole    none        x      0    0
LUCENT                         COMMON           549463107   675894  117957          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    630000       9          Sole    none        x      0    0
MORGAN J P & CO INC            COMMON           616880100   518260   15176          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   491925   10500          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   406539   10038          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   395113    7132          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   384792   15940          Sole    none        x      0    0
M&T                            COMMON           55261F104   361860    4890          Sole    none        x      0    0
GENERAL MLS INC                COMMON           370334104   349440    7680          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   253300    8500          Sole    none        x      0    0
COMCAST                        COMMON           200300200   251090    7000          Sole    none        x      0    0
SCHERING PLOUGH                COMMON           806605101   213325    5750          Sole    none        x      0    0
BP PLC                         COMMON           55622104    213250    4337          Sole    none        x      0    0
MERRILL LYNCH                  COMMON           590188108   211120    5200          Sole    none        x      0    0